Right-of-Use Assets and Lease Liabilities	12 Months Ended
Mar. 31, 2024
Right-of-Use Assets and Lease Liabilities [Abstract]
RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

16. RIGHT-OF-USE ASSETS AND LEASE LIABILITIES

The Company entered into leases for use of office in Hong Kong. The Company accounts for the lease in accordance with lessee accounting. The recognition of whether a contract arrangement contains a lease is made by evaluating whether the arrangement conveys the right to use an identified asset and whether the Company obtains substantially all the economic benefits from and has the ability to direct the use of the asset.

Operating lease assets and liabilities are included in the items of operating lease right-of-use assets, net, operating lease liabilities, current portion, and operating lease liabilities, non-current portion on the consolidated balance sheets.

Supplemental balance sheet information related to operating leases was as follows:

	As of March 31,
	2023	2024	2024
	HK$	HK$	US$
Operating lease:
Cost	8,247,807	8,247,807	1,053,912
Less: accumulated amortization	(567,166)	(3,023,111)	(386,296)
Operating lease right-of-use assets	7,680,641	5,224,696	667,616

Current operating lease obligation	2,455,945	2,859,872	365,437
Non-current operating lease obligation	5,224,696	2,364,824	302,179
Total operating lease obligation	7,680,641	5,224,696	667,616

Operating lease expense for the years ended March 31, 2022, 2023 and 2024 was nil, HK$567,166 and HK$2,455,945 (US$313,823), respectively.

Maturity analysis of future minimum lease payments under non-cancellable leases subsequent to March 31, 2024 are as follows:

For the years ending March 31,	HK$	US$
2025	3,106,080	396,898
2026	2,426,625	310,076
Total minimum lease payments	5,532,705	706,974
Less: interest component	(308,009)	(39,358)
Present value of minimum lease payments	5,224,696	667,616

Other supplemental information about the Company’s operating lease as of March 31, 2024:

Weighted average discount rate	6.2%
Weighted average remaining lease term (years)	1.7